FINANCIAL ASSETS AND LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Classification of financial instruments	The classification of financial instruments is summarized as follows:

	Classifications	September 30, 2022	December 31, 2021
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	66,613,415	241,702,030
Trade and other receivables	Amortized cost	25,230,380	25,373,946
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable	Amortized cost	10,852,119	3,904,401
Other government assistance receivable	Amortized cost	6,638,021	903,356

FINANCIAL LIABILITIES
Loans on research and development tax credits and subsidies receivable	Amortized cost	9,771,494	10,564,590
Trade and other payables	Amortized cost	65,419,051	33,343,630
Long-term debt and other debts	Amortized cost	47,700,011	2,513,080
Share warrant obligations	FVTPL	18,417,632	106,225,934
The Group's financial instruments are categorized as follow on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt	Level 2